CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands, ¥ in Billions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Operating activities
Loss before taxation	$ (17,067)	$ (14,835)	$ (39,580)
Adjustments for:
Interest income	(702)	(391)	(445)
Finance costs	15,924	17,330	12,200
Depreciation of property, plant and equipment	172	204	298
Depreciation of right-of-use assets	2,135
Depreciation of IPP solar parks	11,720	19,414	14,272
Amortization of intangible assets	53	52	44
Warranty reversal		(24)	(308)
Share-based compensation			(223)
Fair value changes on other non-current liability	73	25,607	39,105
Loss on disposal of property, plant and equipment		78
Impairment loss on IPP solar parks	2,886	4,541	5,221
Impairment loss on inventory	152
Fair value changes on financial assets	(962)	(814)
Provision on receivables and other non-current assets	983	626
Gain on disposal of associates			(7,448)
Share of profit of associates	14	(189)
Gain on disposal of IPP solar parks	(47,759)	(26,711)
Loss/ (gain) on disposal of a subsidiary	47,372	1,288	(1,875)
Hedge ineffectiveness on cash flow hedges and net loss arising on interest rate swap designated as FVTPL	485	(248)	(201)
Operating cash flows before movements in working capital	15,479	25,928	21,060
(Increase)/ decrease in inventories	4	(320)	(271)
(Increase)/ decrease in trade and other receivables	1,810	13,751	(4,484)
(Increase)/ decrease in amounts due from related parties	16,468	189	(10,436)
(Increase)/ decrease in amount due from customers for contract work	3	(731)
Increase/ (decrease) in trade and other payables	6,789	(4,603)	8,085
Decrease in amounts due to related parties	(126)		(5,893)
Cash generated from operations	40,427	34,214	8,061
Income taxes paid	(16,036)	(5,837)	(9,470)
Net cash generated from/ (used in) operating activities	24,391	28,377	(1,409)
Investing activities
Withdrawal of restricted cash	44,182	40,716	29,850
Placement of restricted cash	(31,512)	(44,182)	(40,716)
Interest income received	702	391	445
Purchases of property, plant and equipment	(53)	(114)	(375)
Purchases of intangible assets	(26)	(10)	(42)
Proceeds for Investment in other non-current assets		(4,833)
Payments for IPP solar parks	(48,463)	(41,199)	(92,931)
Proceeds from disposal of IPP solar parks	89,982	46,195	1,979
Return of investment in associates			9,505
Dividends received from associates	530	302	427
Disposal of subsidiaries	(3,629)	(64)	41,056
Net cash generated from / (used in) investing activities	51,713	(2,798)	(50,802)
Financing activities
Proceeds from bank borrowings	11,178	11,537	84,865
Repayment of bank borrowings	(8,628)	(13,382)	(2,164)
Proceeds from other borrowings	60,799	29,269	35,059
Repayment of other borrowings	(35,370)	(20,246)	(25,116)
Repayment of lease liabilities-principle	(1,613)
Repayment of other current and non-current liabilities	(122,013)	(18,202)
Interest paid	(11,408)	(15,800)	(12,386)
Net cash generated from / (used in) financing activities	(107,055)	(26,824)	80,258
Net (decrease)/ increase in cash and cash equivalents	(30,951)	(1,245)	28,047
Cash and cash equivalents at beginning of the year	43,959	46,084	12,518
Effects of exchange rate changes on the balance of cash held in foreign currencies	(1,262)	(880)	5,519
Cash and cash equivalents at end of the year	11,746	43,959	46,084
Analysis of the balances of cash and cash equivalents
Cash and cash equivalents	11,739	43,831	46,084
Bank balances and cash included in assets classified as held for sale	7	128
Cash and cash equivalents at end of the year	$ 11,746	$ 43,959	$ 46,084